UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                 ____________________


                                     FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended :         December 31, 1999

Check here if Amendment [  ]; Amendment number:
This amendment (check only one):  [  ] is a restatement.
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Mid-Continent Capital, LLC
Address: 55 West Monroe
         Suite 3560
         Chicago, IL 60603

13F File Number:   28-5684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all infomation contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:         John D. Mabie
Title:        Chairman
Phone:        312-372-6100
Signature, Place, and Date of Signing:

    John D. Mabie       Chicago, IL    January 24, 2000


Report Type (check only one):
[x ]     13f Holdings Report
[  ]     13f Notice
[  ]     13f Combination Report

List of Other Managers Reporting for this Manager:
none

I am signing this report as required by the Securities and Exchange
Act of 1934.

         13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          none

Form 13F Information Table Entry Total:          83

Form 13f Information Table Value Total:          406,678



                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Abbott Labs                    Com              002824100     4596   126570 SH
     SOLE                    68970             57600
Acxiom Corporation             Com              005125109     2035    84800 SH
     SOLE                    81800              3000
Alexandria Realty              Com              015271109    10757   338150 SH
     SOLE                   335150              3000
Allegiance Telecom Inc Com     Com              01747T102      713     7725 SH
     SOLE                     7725
American Home Products Corp.   Com              026609107      563    14336 SH
     SOLE                    14336
American International Group   Com              026874107      329     3040 SH
     SOLE                     3040
Aon Corp.                      Com              037389103      767    19187 SH
     SOLE                     1687             17500
Apache Corp.                   Com              037411105     4776   129300 SH
     SOLE                   129300
Associates First Capital       Com              046008108      203     7400 SH
     SOLE                     7400
BMC Software                   Com              055921100    14857   185853 SH
     SOLE                   176853              9000
BP Amoco P L C Sponsored Adr   Com              055622104      392     6614 SH
     SOLE                     6614
Banc One Corp.                 Com              06423A103      244     7620 SH
     SOLE                     7620
Bellsouth Corp.                Com              079860102      285     6080 SH
     SOLE                     1080              5000
Boston Properties Inc Com      Com              101121101      862    27700 SH
     SOLE                    27700
Bristol-Myers                  Com              110122108     4206    65524 SH
     SOLE                    49924             15600
C.H. Robinson                  Com              12541W100    11221   282277 SH
     SOLE                   282277
CSG Systems International Inc. Com              126349109     2113    53000 SH
     SOLE                    53000
CVS Corporation                Com              126650100    24171   606180 SH
     SOLE                   584296             21884
Castle Energy Corp.            Com              148449309      266    10500 SH
     SOLE                    10500
Catalina Marketing Corp        Com              148867104      231     2000 SH
     SOLE                     2000
Charter One Finl Inc Com       Com              160903100      275    14386 SH
     SOLE                    14386
Churchill Downs Inc Com        Com              171484108      338    15000 SH
     SOLE                    15000
Clintrials Research Inc.       Com              188767107       44    10700 SH
     SOLE                    10700
Coca-Cola Company              Com              191216100      727    12476 SH
     SOLE                     8676              3800
DAOU Systems, Inc.             Com              237015102       31    10000 SH
     SOLE                    10000
Dallas Semiconductor           Com              235204104    23642   366905 SH
     SOLE                   357905              9000
DeVry                          Com              251893103    12082   644382 SH
     SOLE                   644382
Delta Air Lines Inc.           Com              247361108     9053   181750 SH
     SOLE                   181250               500
Duke-Weeks Realty              Com              264411505     5524   283300 SH
     SOLE                   283300
EOG Res Inc Com                Com              26875P101     8706   495700 SH
     SOLE                   492700              3000
Elan Corp.                     Com              284131208     5590   189500 SH
     SOLE                   189500
Exxon Mobil Corp.              Com              302290101      453     5628 SH
     SOLE                     5628
Firstar Corp New Wis Com       Com              33763v109      285    13509 SH
     SOLE                    13509
Freddie Mac (Federal Home Ln M Com              313400301    12881   273700 SH
     SOLE                   271700              2000
GTE Corp.                      Com              362320103      257     3648 SH
     SOLE                     3648
General Electric Co.           Com              369604103    29877   193065 SH
     SOLE                   176565             16500
General Instrument             Com              370120107      429     5050 SH
     SOLE                     5050
H & R Block                    Com              093671105    15494   354150 SH
     SOLE                   350150              4000
Hawker Pacific Aerospace       Com              420123101      254    35000 SH
     SOLE                    35000
Hewlett Packard Co.            Com              428236103      546     4804 SH
     SOLE                     4804
Home Depot Incorporated        Com              437076102      681     9900 SH
     SOLE                     9900
IBM                            Com              459200101    19256   178499 SH
     SOLE                   178099               400
Illinois Tool Works Inc.       Com              452308109      723    10700 SH
     SOLE                    10700
Intel Corp.                    Com              458140100    16725   203186 SH
     SOLE                   203186
International Speedway         Com              460335201     2015    40000 SH
     SOLE                    40000
Interpublic Group Cos Inc      Com              460690100      749    12976 SH
     SOLE                    12976
Johnson & Johnson              Com              478160104     1475    15820 SH
     SOLE                    15820
LaSalle Hotel Properties       Com              517942108     9345   799550 SH
     SOLE                   789550             10000
Louis Dreyfus Nat Gas Com      Com              546011107      942    52000 SH
     SOLE                    52000
Lowe's Companies               Com              548661107      478     8000 SH
     SOLE                                       8000
MCI Worldcom Inc.              Com              55268b106     9683   182475 SH
     SOLE                   180975              1500
MGI, Properties                Com              552885105     1341   255380 SH
     SOLE                   249380              6000
Medquist Inc Com               Com              584949101     6940   268850 SH
     SOLE                   267350              1500
Merchants Bancorp Inc Illinois Com              588438101      284    10000 SH
     SOLE                    10000
Merck & Co.                    Com              589331107    14832   220752 SH
     SOLE                   204352             16400
Microsoft                      Com              594918104      399     3420 SH
     SOLE                     3420
Minnesota Mng & Mfg Co         Com              604059105     1127    11514 SH
     SOLE                      514             11000
Molex                          Com              608554101      224     3956 SH
     SOLE                     3956
Molex Class A                  Com              608554200     1097    24246 SH
     SOLE                    24246
Morgan St Dean Witter Discover Com              617446448      266     1862 SH
     SOLE                     1862
Newell Rubbermaid Inc.         Com              651229106      960    33107 SH
     SOLE                    19907             13200
Northern Trust Corp.           Com              665859104    29897   564100 SH
     SOLE                   542100             22000
Outback Steakhouse             Com              689899102      519    20000 SH
     SOLE                    20000
Pegasus Systems Inc.           Com              705906105      320     5304 SH
     SOLE                     5304
Privatebankcorp Inc Com        Com              742962103      143    10700 SH
     SOLE                    10700
Procter & Gamble Co.           Com              742718109      460     4200 SH
     SOLE                      600              3600
Reliastar Financial Corp.      Com              75952U103    14381   366975 SH
     SOLE                   366975
SPSS Inc                       Com              78462K102     1673    66247 SH
     SOLE                    66247
Sara Lee Corp                  Com              803111103    17450   790950 SH
     SOLE                   740150             50800
Schering-Plough                Com              806605101     3678    86800 SH
     SOLE                    86800
Sprint Corporation             Com              852061100      323     4800 SH
     SOLE                     4800
Starbucks Corp.                Com              855244109     6606   272400 SH
     SOLE                   272400
Steris Corporation             Com              859152100      102    10000 SH
     SOLE                    10000
Strayer Education              Com              863236105      199    10100 SH
     SOLE                    10100
Sun Microsystems               Com              866810104      232     3000 SH
     SOLE                     3000
United Parcel Services         Com              911312106      207     3000 SH
     SOLE                     3000
Walgreen Co.                   Com              931422109     2758    94300 SH
     SOLE                    94300
Walt Disney                    Com              254687106      905    30931 SH
     SOLE                    30931
Zebra Technology               Com              989207105    24810   424100 SH
     SOLE                   415100              9000
Alexandria Real Est Eq Pfd $2. Pfd              015271208     1238    62300 SH
     SOLE                    62300
Prologis Trust Preferred Cv  S Pfd. Conv.       743410300      944    38150 SH
     SOLE                    38150
Morgan Stanley Emerging Market Com              61744G107      197 12051.000SH
     SOLE                12051.000
JG Inds Inc Com New                             466145208       16   106964 SH
     SOLE                   106964